Financial Income and Expense	12 Months Ended
Dec. 31, 2017
Financial Income and Expense
Financial Income and Expense

18. Financial Income and Expense

	2017	2016	2015
	(€ in thousands)
Interest income:
Current accounts and deposits	90	270	501
Interest costs:
Interest on loans and borrowings	(596)	(538)	(395)
Foreign exchange result:
Net foreign exchange benefit/(loss)	(2,669)	738	6,065
	(3,175)	470	6,171